Operating, General And Administrative Expenses And Restructuring Costs (Tables)	12 Months Ended
Aug. 31, 2021
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Schedule Of Operating, General And Administrative Expenses, And Restructuring Costs

	2021 $	2020 $
Employee salaries and benefits (1)	664	657
Purchases of goods and services	2,359	2,373

	3,023	3,030

(1)	For the year ended August 31, 2021, employee salaries and benefits include restructuring costs of $14 (2020 – $14).